Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Depreciation	$ (17,547)	$ (9,886)
Vessel Cost [Member]
Vessels cost	592,601
Vessels acquisitions and other vessels’ costs	28,777
Vessel sales, transfers and other movements	(54,465)
Vessels cost	566,913
Accumulated Depreciation [Member]
Accumulated depreciation	(27,054)
Depreciation	(17,547)
Vessel sales, transfers and other movements, accumulated depreciation	7,258
Accumulated depreciation	(37,343)
Net Book Value [Member]
Net book value	565,547
Vessels acquisitions and other vessels’ costs	28,777
Depreciation	(17,547)
Vessel sales, transfers and other movements, net	(47,207)
Net book value	$ 529,570